Inventories (Narrative) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Long Term Inventory [Line Items]
Inventory, Gross	$ 2,225	$ 7,090
Other Inventories, Spare Parts, Gross	1,353	2,193
Customer support, term			7 years	10 years
Obsolescence provision	3,052	1,420
Provision for damages, obsolete, excess and slow-moving inventory	$ 540	$ 406